CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Balance at Dec. 31, 2008	$ 219,034	$ 546	$ (88)	$ 288,615	$ (474,514)	$ 404,475
Balance (in shares) at Dec. 31, 2008		54,543	15
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	36,089					36,089
Change in fair value of financial instruments	155,327				155,327
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(36,232)				(36,232)
Reclassification of unrealized losses to earnings	31,326				31,326
Treasury stock distributed			49	(49)
Treasury stock distributed (in shares)		8	(8)
Stock compensation	47			47
Balance at Dec. 31, 2009	405,591	546	(39)	288,613	(324,093)	440,564
Balance (in shares) at Dec. 31, 2009		54,551	7
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	(102,341)					(102,341)
Change in fair value of financial instruments	(94,093)				(94,093)
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(38,031)				(38,031)
Reclassification of unrealized losses to earnings	19,651				19,651
Treasury stock purchased	(50)		(50)
Treasury stock purchased (in shares)		(12)	12
Treasury stock distributed			86	(86)
Treasury stock distributed (in shares)		18	(18)
Issuance of common stock	200,000	540		199,460
Issuance of common stock (in shares)		54,054
Stock compensation	1,685			1,685
Balance at Dec. 31, 2010	392,412	1,086	(3)	489,672	(436,566)	338,223
Balance (in shares) at Dec. 31, 2010		108,611	1
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	13,437					13,437
Change in fair value of financial instruments	29,766				29,766
Deferred realized losses on cash flow hedges amortized over the life of the newbuildings, net of amortization	(29,745)				(29,745)
Reclassification of unrealized losses to earnings	(19,560)				(19,560)
Treasury stock distributed			3	(3)
Treasury stock distributed (in shares)		1	(1)
Warrants issued	54,043			54,043
Issuance of common stock		10		(10)
Issuance of common stock (in shares)		952
Stock compensation	2,182			2,182
Balance at Dec. 31, 2011	$ 442,535	$ 1,096		$ 545,884	$ (456,105)	$ 351,660
Balance (in shares) at Dec. 31, 2011		109,564